LONG-TERM DEBT - LMA Income Series II, LP and LMA Income Series II, GP LLC Secured Borrowing (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) option	Dec. 31, 2022 USD ($)
Fair value
Debt Instrument [Line Items]
Long-term debt, fair value	$ 66,165,396	$ 28,249,653
LMATT Income Series II, LP | Secured borrowing
Debt Instrument [Line Items]
Debt instrument term	3 years
Debt Instrument extension options | option	2
Debt instrument extension term	1 year
LMATT Income Series II, LP | Secured borrowing | Fair value
Debt Instrument [Line Items]
Long-term debt, fair value	$ 20,041,851	$ 0
LMATT Income Series II, LP | Secured borrowing | General Partner
Debt Instrument [Line Items]
Dividend percentage	100.00%
LMATT Income Series II, LP | Secured borrowing | Capital Commitment Threshold One | Limited Partner
Debt Instrument [Line Items]
Dividend percentage	7.50%
LMATT Income Series II, LP | Secured borrowing | Capital Commitment Threshold One | Maximum | Limited Partner
Debt Instrument [Line Items]
Capital commitment threshold to determine dividend rate	$ 500,000
LMATT Income Series II, LP | Secured borrowing | Capital Commitment Threshold Two | Limited Partner
Debt Instrument [Line Items]
Dividend percentage	7.75%
LMATT Income Series II, LP | Secured borrowing | Capital Commitment Threshold Two | Maximum | Limited Partner
Debt Instrument [Line Items]
Capital commitment threshold to determine dividend rate	$ 1,000,000
LMATT Income Series II, LP | Secured borrowing | Capital Commitment Threshold Two | Minimum | Limited Partner
Debt Instrument [Line Items]
Capital commitment threshold to determine dividend rate	$ 500,000
LMATT Income Series II, LP | Secured borrowing | Capital Commitment Threshold Three | Limited Partner
Debt Instrument [Line Items]
Dividend percentage	8.00%
LMATT Income Series II, LP | Secured borrowing | Capital Commitment Threshold Three | Minimum | Limited Partner
Debt Instrument [Line Items]
Capital commitment threshold to determine dividend rate	$ 1,000,000